CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($)	Ordinary Shares	Additional Paid-In Capital	Accumulated Losses	Accumulated Other Comprehensive Income	Total
Balance at beginnig, Shares at Apr. 03, 2016
Balance at beginnig, Value at Apr. 03, 2016
Issuance of shares to founders, Shares	20,000,000
Issuance of shares to founders, Value	$ 2,000
Contribution of capital		1,312			1,312
Net income			(2,062)		(2,062)
Balance at Ending, Shares at Dec. 31, 2016	20,000,000
Balance at Ending, Value at Dec. 31, 2016	$ 2,000	1,312	(2,062)		(750)
Redemption of shares, Shares	(19,500,000)
Redemption of shares, Value	$ (1,950)
Issuance of shares as a result of change in control, Shares	8,000,000
Issuance of shares as a result of change in control, Value	$ 800
Contribution of capital		1,400			1,400
Net income			(27,191)		(27,191)
Balance at Ending, Shares at Dec. 31, 2017	8,500,000
Balance at Ending, Value at Dec. 31, 2017	$ 850	2,712	(29,253)		(26,541)
Net income			(50,156)		(50,156)
Balance at Ending, Shares at Dec. 31, 2018	8,500,000
Balance at Ending, Value at Dec. 31, 2018	$ 850	2,712	(79,409)		(76,697)
Balance at beginnig, Shares at Mar. 31, 2018	161,500,000
Balance at beginnig, Value at Mar. 31, 2018	$ 16,150	1,435,200	(407,131)	$ 118,968	1,163,187
Net income			280,183		280,183
Foreign currency translation adjustment				8,701	8,701
Balance at Ending, Shares at Mar. 31, 2019	161,500,000
Balance at Ending, Value at Mar. 31, 2019	$ 16,150	1,435,200	(126,948)	127,669	1,452,071
Effect of shares exchange, Shares	8,500,000
Effect of shares exchange, Value	$ 850	(16,583)			(15,733)
Issuance of shares through private placement, Shares	1,450,000
Issuance of shares through private placement, Value	$ 145	144,855			145,000
Net income			(87,299)		(87,299)
Foreign currency translation adjustment				(14,229)	(14,229)
Balance at Ending, Shares at Mar. 31, 2020	171,450,000
Balance at Ending, Value at Mar. 31, 2020	$ 17,145	$ 1,563,472	$ (214,247)	$ 113,440	$ 1,479,810